Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2026	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026
C000013133
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	$ 9,675	$ 9,738	$ 9,703	$ 9,619	$ 9,286	$ 9,389	$ 9,413	$ 9,458	$ 9,483	$ 9,548	$ 9,692	$ 9,655		$ 9,709	$ 9,772	$ 9,755	$ 9,748	$ 9,721	$ 9,847	$ 9,727	$ 9,680	$ 9,724	$ 9,696	$ 9,817	$ 9,834	$ 9,858	$ 9,860	$ 9,810	$ 9,749	$ 9,835	$ 9,932	$ 10,007	$ 10,062	$ 10,191	$ 10,235	$ 10,342	$ 10,375	$ 10,461	$ 10,601	$ 10,526	$ 10,526	$ 10,538	$ 10,562	$ 10,738	$ 10,882	$ 10,525	$ 10,386	$ 10,716	$ 10,763	$ 10,919	$ 10,866	$ 10,869	$ 10,836	$ 10,992	$ 11,058	$ 11,098	$ 10,906	$ 10,958	$ 11,044	$ 11,095	$ 11,113	$ 11,186	$ 11,158	$ 11,063	$ 11,047	$ 11,123	$ 11,131	$ 10,865	$ 10,817	$ 10,528	$ 10,286	$ 10,362	$ 10,246	$ 10,449	$ 10,249	$ 9,925	$ 9,865	$ 10,234	$ 10,245	$ 10,500	$ 10,268	$ 10,467	$ 10,456	$ 10,376	$ 10,460	$ 10,473	$ 10,369	$ 10,111	$ 9,960	$ 10,595	$ 10,848	$ 10,827	$ 10,843	$ 10,834	$ 10,730	$ 10,746	$ 10,921	$ 11,012	$ 11,066	$ 11,169	$ 11,039	$ 11,205	$ 11,049	$ 11,066	$ 11,170	$ 10,975	$ 10,893	$ 10,836	$ 10,904	$ 10,858	$ 10,953	$ 11,263	$ 11,458	$ 11,490	$ 11,508	$ 11,603	$ 11,788	$ 11,498	$ 11,646	$ 11,719	$ 11,829	$ 11,561
C000013135
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,064	10,019	9,927	9,578	9,680	9,698	9,737	9,756	9,822	9,951	9,913		9,959	10,023	10,004	9,984	9,946	10,067	9,944	9,887	9,924	9,895	10,012	10,014	10,042	10,040	9,980	9,911	9,996	10,090	10,145	10,201	10,334	10,360	10,463	10,498	10,573	10,714	10,632	10,628	10,624	10,642	10,817	10,954	10,588	10,439	10,763	10,802	10,959	10,896	10,885	10,851	11,008	11,063	11,093	10,896	10,938	11,010	11,061	11,072	11,142	11,101	11,001	10,982	11,055	11,046	10,784	10,726	10,433	10,182	10,256	10,128	10,334	10,122	9,799	9,732	10,096	10,092	10,333	10,104	10,286	10,273	10,188	10,269	10,276	10,169	9,907	9,749	10,368	10,608	10,585	10,585	10,574	10,468	10,468	10,638	10,725	10,768	10,865	10,726	10,878	10,717	10,738	10,825	10,641	10,555	10,480	10,547	10,492	10,581	10,880	11,057	11,080	11,092	11,171	11,349	11,061	11,196	11,255	11,358	11,100
C000092720
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,007,738	1,004,266	995,678	961,404	972,278	974,870	979,717	982,424	989,323	1,004,390	1,000,782		1,006,527	1,013,280	1,011,665	1,011,095	1,008,458	1,021,694	1,009,445	1,004,689	1,009,450	1,006,734	1,019,461	1,021,360	1,024,028	1,024,415	1,019,339	1,013,180	1,022,313	1,032,569	1,040,536	1,046,434	1,059,999	1,064,756	1,076,090	1,079,686	1,088,861	1,103,566	1,095,943	1,096,134	1,097,550	1,100,260	1,118,797	1,133,994	1,096,980	1,082,698	1,117,347	1,122,430	1,138,912	1,133,589	1,132,901	1,130,822	1,147,268	1,154,327	1,158,684	1,138,791	1,144,431	1,153,560	1,159,114	1,161,173	1,168,973	1,166,242	1,156,532	1,155,103	1,163,226	1,164,197	1,136,604	1,131,717	1,101,682	1,076,511	1,084,737	1,072,692	1,094,119	1,073,452	1,039,593	1,033,567	1,072,396	1,073,746	1,100,598	1,076,477	1,097,520	1,096,589	1,088,334	1,097,367	1,098,869	1,088,135	1,061,271	1,045,555	1,112,368	1,139,168	1,137,149	1,139,001	1,138,311	1,127,544	1,129,430	1,147,956	1,157,744	1,163,606	1,174,646	1,161,181	1,178,774	1,162,645	1,164,560	1,175,680	1,155,424	1,146,964	1,141,128	1,148,527	1,143,869	1,154,022	1,186,855	1,207,696	1,211,213	1,213,365	1,223,562	1,243,240	1,214,232	1,230,030	1,236,527	1,248,365	1,221,668
C000013173
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	9,675	9,746	9,726	9,650	9,368	9,420	9,445	9,490	9,506	9,587	9,669	9,629		9,683	9,727	9,724	9,702	9,652	9,726	9,664	9,623	9,640	9,618	9,693	9,709	9,763	9,786	9,732	9,678	9,762	9,857	9,920	9,966	10,070	10,085	10,199	10,243	10,328	10,462	10,397	10,402	10,406	10,430	10,584	10,701	10,397	10,236	10,496	10,582	10,739	10,698	10,709	10,689	10,827	10,900	10,962	10,796	10,837	10,911	10,953	10,974	11,056	11,022	10,935	10,911	10,994	10,992	10,743	10,687	10,416	10,165	10,259	10,095	10,354	10,092	9,755	9,701	10,170	10,171	10,433	10,192	10,402	10,392	10,293	10,372	10,397	10,265	9,977	9,834	10,500	10,762	10,742	10,758	10,751	10,652	10,644	10,797	10,882	10,943	11,053	10,908	11,075	10,929	10,979	11,088	10,870	10,841	10,787	10,886	10,843	10,954	11,256	11,439	11,480	11,509	11,609	11,757	11,497	11,636	11,701	11,781	11,557
C000013172
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,058	10,031	9,945	9,648	9,705	9,715	9,755	9,775	9,843	9,921	9,883		9,923	9,962	9,953	9,924	9,866	9,935	9,865	9,828	9,829	9,810	9,870	9,891	9,929	9,957	9,885	9,823	9,903	9,993	10,052	10,092	10,191	10,210	10,319	10,358	10,426	10,567	10,494	10,481	10,489	10,506	10,655	10,756	10,442	10,274	10,540	10,620	10,761	10,724	10,718	10,690	10,822	10,889	10,944	10,771	10,805	10,872	10,907	10,921	10,997	10,955	10,861	10,831	10,907	10,908	10,642	10,582	10,315	10,050	10,147	9,978	10,228	9,962	9,612	9,562	10,010	10,014	10,256	10,013	10,213	10,208	10,092	10,164	10,193	10,057	9,757	9,621	10,258	10,507	10,493	10,490	10,477	10,384	10,370	10,502	10,589	10,643	10,732	10,583	10,739	10,601	10,643	10,732	10,524	10,490	10,431	10,520	10,460	10,573	10,858	11,017	11,061	11,082	11,159	11,308	11,049	11,176	11,221	11,302	11,075
C000063955
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,007,555	1,005,615	997,889	968,943	974,499	977,261	981,999	984,771	992,416	1,001,073	998,038		1,002,829	1,007,592	1,007,452	1,005,330	1,000,257	1,008,111	1,001,836	998,798	999,692	997,548	1,005,488	1,007,411	1,013,119	1,015,744	1,010,275	1,004,800	1,013,718	1,023,726	1,030,515	1,035,379	1,046,367	1,048,089	1,061,179	1,065,933	1,073,856	1,089,120	1,081,448	1,082,106	1,083,767	1,085,378	1,102,674	1,113,924	1,082,451	1,065,934	1,094,281	1,103,401	1,118,934	1,115,959	1,116,221	1,114,279	1,128,833	1,136,686	1,143,349	1,126,138	1,130,688	1,138,553	1,143,097	1,145,494	1,154,315	1,150,912	1,141,989	1,139,698	1,148,566	1,149,619	1,122,675	1,117,089	1,089,986	1,062,888	1,072,891	1,057,048	1,083,114	1,055,961	1,020,845	1,015,329	1,064,635	1,065,996	1,092,505	1,067,470	1,089,624	1,088,731	1,078,543	1,087,014	1,089,781	1,077,332	1,046,165	1,031,373	1,101,381	1,129,001	1,127,158	1,128,944	1,128,400	1,119,381	1,118,754	1,133,830	1,144,115	1,150,785	1,161,288	1,146,223	1,163,962	1,150,034	1,154,240	1,165,905	1,143,179	1,141,594	1,134,847	1,145,447	1,141,111	1,153,030	1,186,224	1,204,471	1,210,251	1,213,509	1,222,926	1,240,021	1,211,534	1,227,622	1,233,473	1,243,362	1,218,270
C000013114
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	9,675	9,697	9,650	9,563	9,249	9,352	9,374	9,416	9,437	9,498	9,651	9,612		9,654	9,715	9,675	9,676	9,646	9,738	9,595	9,545	9,596	9,555	9,658	9,658	9,669	9,689	9,625	9,562	9,657	9,773	9,846	9,898	10,024	10,053	10,167	10,207	10,289	10,447	10,368	10,364	10,372	10,401	10,557	10,661	10,386	10,262	10,571	10,609	10,744	10,705	10,710	10,671	10,798	10,835	10,872	10,724	10,761	10,832	10,858	10,874	10,955	10,925	10,851	10,832	10,891	10,894	10,661	10,620	10,376	10,166	10,293	10,177	10,373	10,186	9,876	9,827	10,188	10,196	10,432	10,236	10,406	10,382	10,289	10,369	10,378	10,263	9,940	9,792	10,484	10,709	10,689	10,694	10,674	10,572	10,577	10,712	10,788	10,840	10,953	10,802	11,000	10,824	10,816	10,942	10,703	10,623	10,543	10,609	10,516	10,645	10,984	11,163	11,194	11,212	11,278	11,435	11,176	11,333	11,376	11,457	11,217
C000013116
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,017	9,967	9,878	9,545	9,648	9,665	9,701	9,716	9,771	9,912	9,870		9,915	9,969	9,926	9,922	9,869	9,972	9,812	9,760	9,804	9,750	9,853	9,839	9,853	9,858	9,793	9,719	9,814	9,928	10,002	10,038	10,161	10,184	10,296	10,329	10,401	10,553	10,464	10,465	10,468	10,490	10,631	10,733	10,449	10,328	10,632	10,662	10,783	10,740	10,739	10,697	10,810	10,839	10,878	10,714	10,753	10,814	10,832	10,841	10,911	10,877	10,803	10,769	10,818	10,814	10,583	10,530	10,289	10,080	10,192	10,069	10,255	10,067	9,757	9,696	10,054	10,057	10,279	10,074	10,235	10,207	10,117	10,186	10,189	10,069	9,739	9,589	10,268	10,479	10,445	10,445	10,422	10,325	10,314	10,443	10,507	10,549	10,658	10,506	10,680	10,505	10,494	10,614	10,372	10,295	10,208	10,263	10,175	10,286	10,609	10,765	10,799	10,810	10,865	11,012	10,753	10,900	10,922	11,002	10,773
C000092718
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,002,464	997,761	988,917	956,662	967,430	969,875	974,351	977,719	983,226	999,205	995,344		999,779	1,006,323	1,002,352	1,002,597	999,621	1,009,405	994,770	989,738	995,200	991,042	1,001,953	1,002,129	1,003,352	1,005,604	999,209	992,804	1,002,837	1,014,998	1,023,847	1,028,393	1,041,562	1,044,827	1,056,841	1,061,170	1,069,909	1,086,424	1,078,456	1,078,219	1,079,212	1,082,410	1,098,851	1,109,810	1,081,335	1,068,587	1,101,013	1,105,144	1,119,415	1,115,514	1,116,192	1,112,322	1,125,721	1,129,824	1,133,908	1,118,576	1,122,649	1,130,230	1,133,162	1,134,973	1,143,677	1,140,747	1,133,206	1,131,367	1,137,717	1,138,205	1,114,100	1,109,963	1,084,638	1,062,858	1,076,392	1,064,342	1,085,069	1,065,705	1,033,455	1,028,481	1,066,419	1,067,465	1,092,369	1,072,032	1,089,974	1,087,598	1,078,048	1,086,669	1,087,759	1,075,879	1,042,234	1,026,881	1,099,619	1,123,424	1,121,504	1,122,150	1,120,260	1,109,785	1,110,419	1,124,828	1,132,941	1,138,625	1,150,696	1,135,042	1,156,012	1,137,720	1,137,114	1,150,516	1,125,574	1,117,315	1,109,061	1,116,271	1,106,638	1,120,391	1,156,270	1,175,273	1,178,713	1,180,830	1,188,021	1,204,702	1,177,625	1,194,356	1,197,750	1,207,873	1,182,958
C000100969
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	9,675	9,705	9,679	9,573	9,168	9,240	9,281	9,347	9,388	9,486	9,623	9,598		9,679	9,767	9,749	9,739	9,697	9,778	9,672	9,650	9,676	9,645	9,761	9,772	9,816	9,826	9,779	9,716	9,794	9,880	9,974	10,028	10,147	10,174	10,294	10,338	10,406	10,534	10,468	10,477	10,495	10,530	10,708	10,872	10,172	9,875	10,186	10,455	10,647	10,648	10,643	10,628	10,804	10,953	11,112	10,981	11,014	11,107	11,173	11,230	11,322	11,283	11,183	11,144	11,238	11,239	10,957	10,893	10,585	10,287	10,351	10,153	10,364	10,176	9,851	9,763	10,136	10,135	10,421	10,216	10,400	10,379	10,321	10,405	10,431	10,298	10,025	9,884	10,498	10,744	10,765	10,775	10,795	10,699	10,709	10,883	10,990	11,097	11,234	11,078	11,264	11,108	11,147	11,265	11,068	11,023	10,964	11,045	10,977	11,079	11,393	11,564	11,606	11,627	11,708	11,893	11,618	11,774	11,846	11,952	11,729
C000100970
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,024	9,983	9,868	9,444	9,512	9,548	9,610	9,647	9,749	9,884	9,844		9,929	10,004	9,980	9,963	9,922	9,991	9,885	9,848	9,868	9,839	9,943	9,956	9,986	9,998	9,944	9,873	9,947	10,028	10,109	10,157	10,272	10,293	10,416	10,454	10,508	10,631	10,557	10,560	10,580	10,599	10,781	10,940	10,221	9,915	10,230	10,486	10,680	10,674	10,662	10,632	10,810	10,943	11,096	10,958	10,993	11,079	11,129	11,179	11,272	11,226	11,119	11,065	11,152	11,145	10,867	10,788	10,476	10,184	10,232	10,030	10,241	10,049	9,713	9,620	9,990	9,983	10,249	10,051	10,225	10,199	10,135	10,211	10,230	10,084	9,820	9,675	10,271	10,505	10,518	10,522	10,534	10,435	10,438	10,601	10,698	10,785	10,912	10,763	10,928	10,769	10,800	10,918	10,720	10,670	10,596	10,678	10,596	10,687	10,993	11,152	11,185	11,199	11,269	11,430	11,169	11,311	11,374	11,468	11,236
C000100971
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,003,260	1,000,798	989,329	948,457	955,325	960,522	967,535	972,022	982,291	996,655	994,368		1,002,887	1,012,196	1,010,560	1,009,731	1,005,591	1,014,193	1,003,491	1,000,520	1,003,399	1,001,296	1,012,725	1,014,893	1,019,644	1,020,943	1,016,275	1,009,893	1,018,198	1,027,393	1,037,415	1,043,166	1,054,883	1,057,961	1,071,462	1,076,261	1,082,731	1,097,149	1,090,507	1,090,819	1,093,758	1,096,699	1,116,423	1,133,690	1,060,199	1,029,435	1,062,932	1,090,351	1,111,467	1,111,837	1,111,476	1,110,173	1,128,773	1,143,629	1,161,417	1,147,043	1,151,683	1,161,597	1,167,813	1,174,048	1,184,810	1,180,953	1,170,726	1,166,904	1,176,118	1,177,362	1,148,099	1,140,650	1,108,661	1,078,696	1,084,680	1,064,214	1,087,417	1,068,029	1,033,189	1,024,201	1,064,455	1,064,567	1,093,869	1,073,593	1,092,065	1,091,137	1,085,304	1,094,255	1,097,230	1,082,581	1,055,133	1,040,501	1,104,297	1,131,391	1,133,746	1,134,062	1,137,364	1,127,598	1,128,890	1,147,439	1,157,880	1,169,386	1,184,035	1,168,919	1,187,730	1,171,537	1,175,902	1,189,617	1,168,106	1,163,548	1,157,601	1,167,452	1,159,472	1,170,467	1,204,890	1,223,267	1,227,896	1,230,458	1,239,233	1,257,902	1,230,251	1,246,929	1,254,873	1,266,295	1,241,814
C000013127
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	9,675	9,723	9,700	9,635	9,293	9,372	9,368	9,417	9,455	9,536	9,679	9,665		9,714	9,796	9,784	9,782	9,758	9,819	9,729	9,704	9,743	9,717	9,821	9,848	9,898	9,926	9,866	9,816	9,910	10,014	10,095	10,154	10,313	10,361	10,510	10,568	10,660	10,875	10,786	10,787	10,801	10,827	11,058	11,232	10,733	10,484	10,866	10,961	11,159	11,138	11,151	11,128	11,304	11,409	11,526	11,315	11,373	11,466	11,512	11,546	11,638	11,589	11,492	11,467	11,557	11,561	11,256	11,180	10,850	10,509	10,591	10,431	10,695	10,427	10,061	9,975	10,415	10,428	10,698	10,465	10,675	10,677	10,592	10,681	10,706	10,607	10,358	10,246	10,788	11,016	10,991	10,993	10,983	10,871	10,863	11,020	11,114	11,195	11,316	11,166	11,352	11,213	11,204	11,313	11,094	11,033	10,906	10,990	10,928	11,026	11,377	11,541	11,574	11,580	11,666	11,822	11,596	11,737	11,784	11,886	11,642
C000013129
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,052	10,014	9,945	9,582	9,655	9,646	9,690	9,723	9,807	9,943	9,925		9,968	10,044	10,027	10,019	9,981	10,046	9,953	9,913	9,956	9,916	10,023	10,034	10,078	10,110	10,046	9,982	10,068	10,165	10,248	10,301	10,450	10,492	10,641	10,692	10,775	10,989	10,897	10,892	10,889	10,919	11,147	11,310	10,800	10,544	10,917	11,003	11,199	11,173	11,180	11,141	11,305	11,423	11,518	11,311	11,361	11,446	11,484	11,500	11,583	11,542	11,433	11,404	11,484	11,481	11,173	11,095	10,752	10,410	10,482	10,314	10,570	10,298	9,934	9,847	10,270	10,265	10,526	10,302	10,506	10,502	10,405	10,495	10,502	10,403	10,151	10,029	10,556	10,776	10,748	10,732	10,729	10,607	10,593	10,735	10,829	10,887	11,007	10,861	11,029	10,882	10,879	10,976	10,754	10,680	10,544	10,641	10,566	10,651	10,984	11,142	11,167	11,154	11,228	11,379	11,152	11,277	11,314	11,415	11,172
C000063948
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,006,180	1,002,892	996,387	961,202	969,523	969,302	974,465	978,601	988,139	1,002,036	1,000,801		1,006,075	1,014,741	1,013,624	1,013,560	1,011,255	1,018,850	1,009,716	1,006,114	1,011,436	1,008,939	1,019,862	1,021,798	1,027,137	1,030,164	1,025,222	1,019,097	1,028,997	1,040,038	1,049,709	1,054,915	1,072,749	1,076,772	1,092,390	1,098,664	1,108,364	1,130,928	1,123,069	1,123,372	1,123,791	1,127,856	1,152,065	1,169,185	1,118,551	1,091,623	1,131,494	1,141,483	1,163,493	1,161,395	1,162,848	1,159,369	1,177,830	1,190,152	1,202,394	1,180,510	1,186,661	1,197,761	1,201,360	1,205,074	1,214,768	1,210,943	1,200,940	1,198,392	1,208,018	1,208,638	1,177,065	1,169,271	1,133,818	1,099,661	1,108,350	1,090,628	1,118,390	1,090,508	1,053,735	1,044,965	1,091,090	1,091,343	1,119,764	1,096,931	1,119,105	1,119,430	1,109,449	1,120,246	1,123,122	1,112,915	1,087,012	1,075,479	1,131,073	1,156,470	1,154,125	1,154,533	1,153,625	1,140,817	1,141,421	1,156,817	1,168,189	1,175,565	1,189,808	1,174,221	1,193,966	1,178,265	1,178,864	1,190,499	1,166,363	1,160,151	1,146,963	1,157,345	1,151,055	1,161,530	1,198,675	1,216,155	1,219,831	1,220,651	1,228,480	1,246,465	1,221,547	1,238,021	1,241,683	1,254,141	1,227,240
C000013145
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	9,675	9,692	9,646	9,567	9,263	9,346	9,377	9,427	9,436	9,498	9,604	9,578		9,619	9,682	9,646	9,643	9,584	9,648	9,589	9,575	9,605	9,591	9,679	9,709	9,731	9,753	9,703	9,653	9,730	9,819	9,884	9,938	10,027	10,058	10,169	10,221	10,274	10,420	10,352	10,355	10,359	10,389	10,537	10,661	10,350	10,231	10,501	10,564	10,712	10,662	10,673	10,647	10,794	10,868	10,940	10,765	10,811	10,908	10,966	11,000	11,097	11,056	10,965	10,949	11,034	11,056	10,760	10,695	10,385	10,063	10,175	10,006	10,235	10,013	9,636	9,532	10,036	10,010	10,296	10,023	10,248	10,237	10,160	10,269	10,285	10,155	9,878	9,707	10,356	10,602	10,593	10,598	10,589	10,499	10,504	10,659	10,747	10,807	10,966	10,792	10,996	10,822	10,812	10,933	10,726	10,632	10,552	10,614	10,533	10,624	10,974	11,123	11,158	11,178	11,241	11,407	11,164	11,331	11,395	11,505	11,281
C000013147
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,012	9,960	9,866	9,558	9,625	9,661	9,706	9,710	9,766	9,867	9,837		9,872	9,929	9,888	9,880	9,817	9,875	9,811	9,781	9,806	9,787	9,869	9,894	9,910	9,927	9,872	9,818	9,888	9,970	10,029	10,077	10,170	10,184	10,299	10,333	10,390	10,527	10,455	10,441	10,451	10,463	10,625	10,728	10,420	10,288	10,556	10,611	10,749	10,695	10,699	10,668	10,805	10,869	10,933	10,747	10,785	10,884	10,934	10,961	11,048	11,002	10,909	10,875	10,963	10,978	10,676	10,608	10,294	9,967	10,069	9,902	10,127	9,886	9,508	9,403	9,891	9,861	10,140	9,863	10,084	10,068	9,978	10,075	10,085	9,956	9,676	9,497	10,131	10,371	10,357	10,357	10,343	10,240	10,239	10,393	10,470	10,521	10,664	10,496	10,682	10,500	10,498	10,594	10,394	10,302	10,221	10,274	10,180	10,259	10,594	10,740	10,754	10,767	10,819	10,982	10,737	10,900	10,954	11,050	10,828
C000063951
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,003,058	998,436	989,403	958,282	966,988	970,301	975,630	977,851	983,279	994,393	991,971		996,379	1,003,057	1,000,624	999,334	994,598	1,000,237	995,446	992,981	996,327	994,986	1,004,284	1,007,617	1,010,076	1,012,546	1,007,530	1,003,700	1,010,621	1,020,037	1,027,012	1,032,733	1,043,330	1,045,474	1,057,249	1,062,805	1,069,708	1,083,803	1,076,893	1,077,414	1,078,037	1,081,336	1,098,132	1,109,943	1,077,837	1,065,731	1,093,905	1,100,646	1,116,184	1,112,503	1,112,498	1,109,988	1,125,537	1,134,627	1,141,072	1,123,057	1,128,036	1,138,275	1,144,544	1,148,274	1,158,578	1,154,539	1,145,234	1,143,769	1,154,141	1,155,306	1,124,758	1,119,400	1,086,066	1,052,657	1,064,529	1,047,106	1,071,100	1,048,226	1,009,092	998,335	1,051,177	1,048,603	1,078,645	1,050,371	1,074,030	1,073,065	1,065,231	1,075,377	1,078,622	1,065,213	1,036,467	1,017,434	1,086,837	1,112,781	1,112,030	1,112,731	1,112,012	1,101,323	1,103,447	1,119,944	1,129,329	1,135,830	1,152,615	1,134,631	1,156,221	1,138,147	1,137,335	1,150,219	1,128,734	1,119,124	1,110,932	1,117,625	1,109,332	1,119,052	1,155,997	1,171,796	1,175,696	1,178,036	1,183,266	1,202,454	1,177,110	1,194,905	1,201,875	1,213,567	1,190,805
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,001,349	996,352	985,899	949,129	960,272	966,603	973,315	975,428	982,505	998,099	994,519		1,002,565	1,010,195	1,005,059	1,007,512	1,002,117	1,012,591	1,000,670	997,680	1,001,363	997,789	1,009,215	1,010,076	1,012,527	1,015,127	1,008,555	1,002,345	1,013,439	1,025,573	1,033,326	1,038,858	1,055,280	1,059,246	1,073,849	1,077,815	1,086,501	1,103,639	1,094,792	1,096,754	1,099,497	1,102,854	1,122,668	1,137,146	1,095,898	1,082,145	1,116,569	1,125,759	1,144,719	1,139,348	1,139,590	1,136,167	1,153,312	1,160,338	1,167,732	1,149,178	1,156,266	1,165,964	1,169,443	1,172,654	1,182,379	1,178,040	1,169,539	1,166,119	1,176,046	1,177,943	1,145,700	1,141,595	1,104,588	1,074,036	1,089,990	1,072,138	1,100,466	1,076,347	1,035,037	1,026,429	1,074,438	1,077,515	1,108,466	1,083,402	1,107,440	1,104,910	1,095,335	1,106,307	1,110,684	1,094,694	1,062,610	1,053,567	1,120,449	1,146,491	1,140,635	1,142,100	1,142,064	1,127,920	1,124,611	1,141,849	1,152,257	1,161,344	1,172,822	1,155,721	1,175,685	1,158,569	1,164,376	1,175,920	1,155,992	1,146,678	1,147,415	1,154,558	1,152,226	1,162,241	1,189,156	1,203,905	1,206,666	1,207,753	1,219,087	1,234,281	1,205,613	1,219,418	1,223,971	1,235,768	1,212,892
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,001,349	996,352	985,899	949,129	960,272	966,603	973,315	975,428	982,505	998,099	994,519		1,002,565	1,010,195	1,005,059	1,007,512	1,002,117	1,012,591	1,000,670	997,680	1,001,363	997,789	1,009,215	1,010,076	1,012,527	1,015,127	1,008,555	1,002,345	1,013,439	1,025,573	1,033,326	1,038,858	1,055,280	1,059,246	1,073,849	1,077,815	1,086,501	1,103,639	1,094,792	1,096,754	1,099,497	1,102,854	1,122,668	1,137,146	1,095,898	1,082,145	1,116,569	1,125,759	1,144,719	1,139,348	1,139,590	1,136,167	1,153,312	1,160,338	1,167,732	1,149,178	1,156,266	1,165,964	1,169,443	1,172,654	1,182,379	1,178,040	1,169,539	1,166,119	1,176,046	1,177,943	1,145,700	1,141,595	1,104,588	1,074,036	1,089,990	1,072,138	1,100,466	1,076,347	1,035,037	1,026,429	1,074,438	1,077,515	1,108,466	1,083,402	1,107,440	1,104,910	1,095,335	1,106,307	1,110,684	1,094,694	1,062,610	1,053,567	1,120,449	1,146,491	1,140,635	1,142,100	1,142,064	1,127,920	1,124,611	1,141,849	1,152,257	1,161,344	1,172,822	1,155,721	1,175,685	1,158,569	1,164,376	1,175,920	1,155,992	1,146,678	1,147,415	1,154,558	1,152,226	1,162,241	1,189,156	1,203,905	1,206,666	1,207,753	1,219,087	1,234,281	1,205,613	1,219,418	1,223,971	1,235,768	1,212,892
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,001,349	996,352	985,899	949,129	960,272	966,603	973,315	975,428	982,505	998,099	994,519		1,002,565	1,010,195	1,005,059	1,007,512	1,002,117	1,012,591	1,000,670	997,680	1,001,363	997,789	1,009,215	1,010,076	1,012,527	1,015,127	1,008,555	1,002,345	1,013,439	1,025,573	1,033,326	1,038,858	1,055,280	1,059,246	1,073,849	1,077,815	1,086,501	1,103,639	1,094,792	1,096,754	1,099,497	1,102,854	1,122,668	1,137,146	1,095,898	1,082,145	1,116,569	1,125,759	1,144,719	1,139,348	1,139,590	1,136,167	1,153,312	1,160,338	1,167,732	1,149,178	1,156,266	1,165,964	1,169,443	1,172,654	1,182,379	1,178,040	1,169,539	1,166,119	1,176,046	1,177,943	1,145,700	1,141,595	1,104,588	1,074,036	1,089,990	1,072,138	1,100,466	1,076,347	1,035,037	1,026,429	1,074,438	1,077,515	1,108,466	1,083,402	1,107,440	1,104,910	1,095,335	1,106,307	1,110,684	1,094,694	1,062,610	1,053,567	1,120,449	1,146,491	1,140,635	1,142,100	1,142,064	1,127,920	1,124,611	1,141,849	1,152,257	1,161,344	1,172,822	1,155,721	1,175,685	1,158,569	1,164,376	1,175,920	1,155,992	1,146,678	1,147,415	1,154,558	1,152,226	1,162,241	1,189,156	1,203,905	1,206,666	1,207,753	1,219,087	1,234,281	1,205,613	1,219,418	1,223,971	1,235,768	1,212,892
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,001,349	996,352	985,899	949,129	960,272	966,603	973,315	975,428	982,505	998,099	994,519		1,002,565	1,010,195	1,005,059	1,007,512	1,002,117	1,012,591	1,000,670	997,680	1,001,363	997,789	1,009,215	1,010,076	1,012,527	1,015,127	1,008,555	1,002,345	1,013,439	1,025,573	1,033,326	1,038,858	1,055,280	1,059,246	1,073,849	1,077,815	1,086,501	1,103,639	1,094,792	1,096,754	1,099,497	1,102,854	1,122,668	1,137,146	1,095,898	1,082,145	1,116,569	1,125,759	1,144,719	1,139,348	1,139,590	1,136,167	1,153,312	1,160,338	1,167,732	1,149,178	1,156,266	1,165,964	1,169,443	1,172,654	1,182,379	1,178,040	1,169,539	1,166,119	1,176,046	1,177,943	1,145,700	1,141,595	1,104,588	1,074,036	1,089,990	1,072,138	1,100,466	1,076,347	1,035,037	1,026,429	1,074,438	1,077,515	1,108,466	1,083,402	1,107,440	1,104,910	1,095,335	1,106,307	1,110,684	1,094,694	1,062,610	1,053,567	1,120,449	1,146,491	1,140,635	1,142,100	1,142,064	1,127,920	1,124,611	1,141,849	1,152,257	1,161,344	1,172,822	1,155,721	1,175,685	1,158,569	1,164,376	1,175,920	1,155,992	1,146,678	1,147,415	1,154,558	1,152,226	1,162,241	1,189,156	1,203,905	1,206,666	1,207,753	1,219,087	1,234,281	1,205,613	1,219,418	1,223,971	1,235,768	1,212,892
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,001,349	996,352	985,899	949,129	960,272	966,603	973,315	975,428	982,505	998,099	994,519		1,002,565	1,010,195	1,005,059	1,007,512	1,002,117	1,012,591	1,000,670	997,680	1,001,363	997,789	1,009,215	1,010,076	1,012,527	1,015,127	1,008,555	1,002,345	1,013,439	1,025,573	1,033,326	1,038,858	1,055,280	1,059,246	1,073,849	1,077,815	1,086,501	1,103,639	1,094,792	1,096,754	1,099,497	1,102,854	1,122,668	1,137,146	1,095,898	1,082,145	1,116,569	1,125,759	1,144,719	1,139,348	1,139,590	1,136,167	1,153,312	1,160,338	1,167,732	1,149,178	1,156,266	1,165,964	1,169,443	1,172,654	1,182,379	1,178,040	1,169,539	1,166,119	1,176,046	1,177,943	1,145,700	1,141,595	1,104,588	1,074,036	1,089,990	1,072,138	1,100,466	1,076,347	1,035,037	1,026,429	1,074,438	1,077,515	1,108,466	1,083,402	1,107,440	1,104,910	1,095,335	1,106,307	1,110,684	1,094,694	1,062,610	1,053,567	1,120,449	1,146,491	1,140,635	1,142,100	1,142,064	1,127,920	1,124,611	1,141,849	1,152,257	1,161,344	1,172,822	1,155,721	1,175,685	1,158,569	1,164,376	1,175,920	1,155,992	1,146,678	1,147,415	1,154,558	1,152,226	1,162,241	1,189,156	1,203,905	1,206,666	1,207,753	1,219,087	1,234,281	1,205,613	1,219,418	1,223,971	1,235,768	1,212,892
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,013	9,964	9,859	9,491	9,603	9,666	9,733	9,754	9,825	9,981	9,945		10,026	10,102	10,051	10,075	10,021	10,126	10,007	9,977	10,014	9,978	10,092	10,101	10,125	10,151	10,086	10,023	10,134	10,256	10,333	10,389	10,553	10,592	10,738	10,778	10,865	11,036	10,948	10,968	10,995	11,029	11,227	11,371	10,959	10,821	11,166	11,258	11,447	11,393	11,396	11,362	11,533	11,603	11,677	11,492	11,563	11,660	11,694	11,727	11,824	11,780	11,695	11,661	11,760	11,779	11,457	11,416	11,046	10,740	10,900	10,721	11,005	10,763	10,350	10,264	10,744	10,775	11,085	10,834	11,074	11,049	10,953	11,063	11,107	10,947	10,626	10,536	11,204	11,465	11,406	11,421	11,421	11,279	11,246	11,418	11,523	11,613	11,728	11,557	11,757	11,586	11,644	11,759	11,560	11,467	11,474	11,546	11,522	11,622	11,892	12,039	12,067	12,078	12,191	12,343	12,056	12,194	12,240	12,358	12,129
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,001,349	996,352	985,899	949,129	960,272	966,603	973,315	975,428	982,505	998,099	994,519		1,002,565	1,010,195	1,005,059	1,007,512	1,002,117	1,012,591	1,000,670	997,680	1,001,363	997,789	1,009,215	1,010,076	1,012,527	1,015,127	1,008,555	1,002,345	1,013,439	1,025,573	1,033,326	1,038,858	1,055,280	1,059,246	1,073,849	1,077,815	1,086,501	1,103,639	1,094,792	1,096,754	1,099,497	1,102,854	1,122,668	1,137,146	1,095,898	1,082,145	1,116,569	1,125,759	1,144,719	1,139,348	1,139,590	1,136,167	1,153,312	1,160,338	1,167,732	1,149,178	1,156,266	1,165,964	1,169,443	1,172,654	1,182,379	1,178,040	1,169,539	1,166,119	1,176,046	1,177,943	1,145,700	1,141,595	1,104,588	1,074,036	1,089,990	1,072,138	1,100,466	1,076,347	1,035,037	1,026,429	1,074,438	1,077,515	1,108,466	1,083,402	1,107,440	1,104,910	1,095,335	1,106,307	1,110,684	1,094,694	1,062,610	1,053,567	1,120,449	1,146,491	1,140,635	1,142,100	1,142,064	1,127,920	1,124,611	1,141,849	1,152,257	1,161,344	1,172,822	1,155,721	1,175,685	1,158,569	1,164,376	1,175,920	1,155,992	1,146,678	1,147,415	1,154,558	1,152,226	1,162,241	1,189,156	1,203,905	1,206,666	1,207,753	1,219,087	1,234,281	1,205,613	1,219,418	1,223,971	1,235,768	1,212,892
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Arizona Municipal Bond Index
Accumulated Value	10,000	9,997	9,952	9,866	9,535	9,638	9,699	9,775	9,791	9,872	10,019	9,976		10,045	10,113	10,052	10,079	10,012	10,121	10,000	9,967	10,008	9,972	10,077	10,092	10,108	10,130	10,066	10,012	10,119	10,232	10,310	10,361	10,518	10,556	10,687	10,724	10,814	10,975	10,870	10,900	10,924	10,956	11,151	11,299	10,849	10,801	11,135	11,205	11,363	11,314	11,318	11,284	11,452	11,510	11,561	11,396	11,464	11,547	11,575	11,593	11,690	11,660	11,575	11,548	11,638	11,652	11,344	11,313	10,953	10,637	10,787	10,622	10,887	10,666	10,251	10,164	10,607	10,656	10,934	10,694	10,923	10,888	10,798	10,873	10,932	10,784	10,492	10,417	11,034	11,300	11,231	11,255	11,244	11,122	11,107	11,275	11,365	11,454	11,552	11,396	11,584	11,423	11,487	11,600	11,426	11,341	11,344	11,412	11,404	11,502	11,727	11,855	11,888	11,900	12,003	12,156	11,891	12,031	12,066	12,167	11,956
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Arizona Municipal Bond Index
Accumulated Value	10,000	9,997	9,952	9,866	9,535	9,638	9,699	9,775	9,791	9,872	10,019	9,976		10,045	10,113	10,052	10,079	10,012	10,121	10,000	9,967	10,008	9,972	10,077	10,092	10,108	10,130	10,066	10,012	10,119	10,232	10,310	10,361	10,518	10,556	10,687	10,724	10,814	10,975	10,870	10,900	10,924	10,956	11,151	11,299	10,849	10,801	11,135	11,205	11,363	11,314	11,318	11,284	11,452	11,510	11,561	11,396	11,464	11,547	11,575	11,593	11,690	11,660	11,575	11,548	11,638	11,652	11,344	11,313	10,953	10,637	10,787	10,622	10,887	10,666	10,251	10,164	10,607	10,656	10,934	10,694	10,923	10,888	10,798	10,873	10,932	10,784	10,492	10,417	11,034	11,300	11,231	11,255	11,244	11,122	11,107	11,275	11,365	11,454	11,552	11,396	11,584	11,423	11,487	11,600	11,426	11,341	11,344	11,412	11,404	11,502	11,727	11,855	11,888	11,900	12,003	12,156	11,891	12,031	12,066	12,167	11,956
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Arizona Municipal Bond Index
Accumulated Value	1,000,000	999,654	995,210	986,569	953,534	963,833	969,944	977,482	979,082	987,228	1,001,874	997,609		1,004,524	1,011,344	1,005,165	1,007,885	1,001,199	1,012,139	999,985	996,732	1,000,789	997,223	1,007,727	1,009,222	1,010,808	1,012,956	1,006,554	1,001,208	1,011,933	1,023,152	1,030,994	1,036,109	1,051,779	1,055,582	1,068,716	1,072,356	1,081,358	1,097,477	1,087,037	1,089,969	1,092,437	1,095,575	1,115,051	1,129,941	1,084,918	1,080,091	1,113,478	1,120,505	1,136,311	1,131,431	1,131,766	1,128,409	1,145,159	1,151,029	1,156,136	1,139,604	1,146,432	1,154,679	1,157,537	1,159,312	1,169,009	1,165,999	1,157,507	1,154,753	1,163,800	1,165,176	1,134,441	1,131,304	1,095,344	1,063,717	1,078,661	1,062,152	1,088,742	1,066,590	1,025,082	1,016,382	1,060,714	1,065,592	1,093,352	1,069,439	1,092,321	1,088,769	1,079,750	1,087,338	1,093,233	1,078,421	1,049,189	1,041,681	1,103,435	1,129,961	1,123,114	1,125,456	1,124,361	1,112,231	1,110,658	1,127,507	1,136,455	1,145,425	1,155,163	1,139,554	1,158,385	1,142,279	1,148,681	1,159,963	1,142,586	1,134,126	1,134,432	1,141,234	1,140,399	1,150,172	1,172,731	1,185,491	1,188,807	1,190,049	1,200,316	1,215,589	1,189,056	1,203,089	1,206,604	1,216,736	1,195,616
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Connecticut Municipal Bond Index
Accumulated Value	10,000	9,998	9,943	9,831	9,503	9,592	9,650	9,711	9,706	9,793	9,904	9,827		9,895	9,978	9,925	9,959	9,903	9,965	9,876	9,854	9,863	9,846	9,950	9,963	10,007	10,025	9,975	9,935	10,036	10,148	10,235	10,300	10,467	10,514	10,655	10,708	10,812	10,947	10,853	10,887	10,914	10,944	11,126	11,238	10,894	10,748	11,086	11,195	11,386	11,356	11,371	11,350	11,489	11,527	11,575	11,422	11,487	11,551	11,586	11,602	11,705	11,665	11,601	11,560	11,631	11,642	11,356	11,321	10,988	10,747	10,899	10,796	11,058	10,845	10,509	10,460	10,858	10,903	11,158	10,943	11,180	11,126	11,029	11,122	11,147	11,040	10,763	10,723	11,272	11,495	11,440	11,456	11,452	11,324	11,246	11,409	11,522	11,625	11,726	11,556	11,701	11,578	11,668	11,778	11,627	11,552	11,609	11,721	11,733	11,838	11,993	12,095	12,132	12,152	12,280	12,399	12,139	12,226	12,268	12,355	12,162
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Connecticut Municipal Bond Index
Accumulated Value	10,000	9,998	9,943	9,831	9,503	9,592	9,650	9,711	9,706	9,793	9,904	9,827		9,895	9,978	9,925	9,959	9,903	9,965	9,876	9,854	9,863	9,846	9,950	9,963	10,007	10,025	9,975	9,935	10,036	10,148	10,235	10,300	10,467	10,514	10,655	10,708	10,812	10,947	10,853	10,887	10,914	10,944	11,126	11,238	10,894	10,748	11,086	11,195	11,386	11,356	11,371	11,350	11,489	11,527	11,575	11,422	11,487	11,551	11,586	11,602	11,705	11,665	11,601	11,560	11,631	11,642	11,356	11,321	10,988	10,747	10,899	10,796	11,058	10,845	10,509	10,460	10,858	10,903	11,158	10,943	11,180	11,126	11,029	11,122	11,147	11,040	10,763	10,723	11,272	11,495	11,440	11,456	11,452	11,324	11,246	11,409	11,522	11,625	11,726	11,556	11,701	11,578	11,668	11,778	11,627	11,552	11,609	11,721	11,733	11,838	11,993	12,095	12,132	12,152	12,280	12,399	12,139	12,226	12,268	12,355	12,162
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Connecticut Municipal Bond Index
Accumulated Value	1,000,000	999,844	994,331	983,103	950,302	959,192	965,030	971,126	970,647	979,347	990,353	982,695		989,503	997,828	992,538	995,912	990,266	996,490	987,635	985,358	986,303	984,552	994,973	996,296	1,000,669	1,002,531	997,482	993,497	1,003,604	1,014,794	1,023,474	1,030,047	1,046,688	1,051,350	1,065,472	1,070,765	1,081,183	1,094,668	1,085,301	1,088,726	1,091,430	1,094,367	1,112,641	1,123,794	1,089,390	1,074,752	1,108,565	1,119,500	1,138,550	1,135,596	1,137,136	1,135,024	1,148,854	1,152,712	1,157,499	1,142,171	1,148,690	1,155,054	1,158,603	1,160,234	1,170,466	1,166,534	1,160,079	1,156,036	1,163,118	1,164,153	1,135,579	1,132,108	1,098,846	1,074,715	1,089,854	1,079,610	1,105,823	1,084,543	1,050,935	1,045,959	1,085,838	1,090,346	1,115,794	1,094,281	1,118,020	1,112,586	1,102,886	1,112,232	1,114,738	1,103,959	1,076,293	1,072,322	1,127,205	1,149,519	1,143,964	1,145,632	1,145,168	1,132,434	1,124,632	1,140,876	1,152,239	1,162,527	1,172,620	1,155,578	1,170,135	1,157,811	1,166,771	1,177,777	1,162,734	1,155,163	1,160,906	1,172,097	1,173,308	1,183,771	1,199,342	1,209,494	1,213,172	1,215,204	1,227,995	1,239,935	1,213,897	1,222,621	1,226,774	1,235,528	1,216,248
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Minnesota Municipal Bond Index
Accumulated Value	10,000	10,005	9,950	9,867	9,509	9,619	9,687	9,772	9,791	9,859	9,979	9,939		10,017	10,069	10,016	10,035	9,956	10,055	9,951	9,927	9,951	9,923	10,011	10,021	10,048	10,060	9,997	9,948	10,060	10,193	10,271	10,324	10,467	10,488	10,616	10,661	10,750	10,898	10,803	10,824	10,848	10,872	11,054	11,169	10,889	10,775	11,118	11,157	11,311	11,255	11,264	11,238	11,381	11,429	11,470	11,314	11,368	11,456	11,470	11,490	11,586	11,539	11,462	11,420	11,508	11,526	11,232	11,201	10,871	10,603	10,737	10,588	10,843	10,640	10,272	10,185	10,636	10,677	10,946	10,727	10,953	10,910	10,794	10,851	10,911	10,775	10,440	10,378	11,008	11,220	11,155	11,181	11,161	11,029	10,963	11,142	11,259	11,346	11,452	11,282	11,457	11,300	11,364	11,484	11,300	11,217	11,251	11,310	11,312	11,407	11,640	11,762	11,796	11,823	11,944	12,064	11,793	11,922	11,949	12,039	11,825
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Minnesota Municipal Bond Index
Accumulated Value	10,000	10,005	9,950	9,867	9,509	9,619	9,687	9,772	9,791	9,859	9,979	9,939		10,017	10,069	10,016	10,035	9,956	10,055	9,951	9,927	9,951	9,923	10,011	10,021	10,048	10,060	9,997	9,948	10,060	10,193	10,271	10,324	10,467	10,488	10,616	10,661	10,750	10,898	10,803	10,824	10,848	10,872	11,054	11,169	10,889	10,775	11,118	11,157	11,311	11,255	11,264	11,238	11,381	11,429	11,470	11,314	11,368	11,456	11,470	11,490	11,586	11,539	11,462	11,420	11,508	11,526	11,232	11,201	10,871	10,603	10,737	10,588	10,843	10,640	10,272	10,185	10,636	10,677	10,946	10,727	10,953	10,910	10,794	10,851	10,911	10,775	10,440	10,378	11,008	11,220	11,155	11,181	11,161	11,029	10,963	11,142	11,259	11,346	11,452	11,282	11,457	11,300	11,364	11,484	11,300	11,217	11,251	11,310	11,312	11,407	11,640	11,762	11,796	11,823	11,944	12,064	11,793	11,922	11,949	12,039	11,825
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Minnesota Municipal Bond Index
Accumulated Value	1,000,000	1,000,477	995,003	986,683	950,927	961,859	968,735	977,174	979,102	985,872	997,921	993,907		1,001,688	1,006,886	1,001,646	1,003,528	995,627	1,005,464	995,054	992,660	995,098	992,312	1,001,118	1,002,118	1,004,816	1,005,978	999,700	994,778	1,005,973	1,019,266	1,027,098	1,032,449	1,046,727	1,048,847	1,061,618	1,066,124	1,074,987	1,089,841	1,080,283	1,082,415	1,084,819	1,087,233	1,105,353	1,116,924	1,088,916	1,077,454	1,111,775	1,115,671	1,131,101	1,125,456	1,126,448	1,123,781	1,138,148	1,142,904	1,147,034	1,131,394	1,136,839	1,145,595	1,147,028	1,149,029	1,158,580	1,153,924	1,146,225	1,141,957	1,150,818	1,152,607	1,123,155	1,120,136	1,087,066	1,060,271	1,073,667	1,058,829	1,084,280	1,063,971	1,027,224	1,018,538	1,063,647	1,067,722	1,094,649	1,072,709	1,095,274	1,091,020	1,079,360	1,085,088	1,091,096	1,077,484	1,044,000	1,037,839	1,100,806	1,121,966	1,115,474	1,118,050	1,116,108	1,102,912	1,096,343	1,114,180	1,125,878	1,134,577	1,145,201	1,128,164	1,145,706	1,129,998	1,136,420	1,148,350	1,130,022	1,121,718	1,125,120	1,131,025	1,131,191	1,140,739	1,164,048	1,176,238	1,179,589	1,182,325	1,194,413	1,206,413	1,179,258	1,192,198	1,194,937	1,203,888	1,182,467
EATON VANCE Index: Bloomberg New Jersey Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg New Jersey Municipal Bond Index
Accumulated Value	10,000	10,062	10,021	9,891	9,437	9,502	9,566	9,657	9,673	9,724	9,912	9,879		9,979	10,133	10,167	10,201	10,171	10,278	10,158	10,130	10,172	10,149	10,267	10,295	10,364	10,397	10,330	10,250	10,357	10,497	10,587	10,653	10,856	10,899	11,095	11,150	11,266	11,471	11,357	11,371	11,411	11,461	11,694	11,862	11,056	10,807	11,080	11,380	11,741	11,752	11,730	11,688	11,942	12,103	12,275	12,087	12,164	12,295	12,342	12,405	12,535	12,500	12,409	12,336	12,448	12,480	12,105	12,032	11,627	11,280	11,449	11,281	11,616	11,366	10,900	10,807	11,344	11,364	11,742	11,486	11,766	11,736	11,656	11,773	11,842	11,686	11,369	11,267	11,957	12,241	12,189	12,211	12,205	12,060	12,020	12,204	12,321	12,427	12,545	12,376	12,586	12,409	12,503	12,615	12,393	12,291	12,299	12,379	12,390	12,493	12,774	12,931	12,967	12,980	13,115	13,284	12,995	13,136	13,179	13,281	13,040
EATON VANCE Index: Bloomberg New Jersey Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg New Jersey Municipal Bond Index
Accumulated Value	10,000	10,062	10,021	9,891	9,437	9,502	9,566	9,657	9,673	9,724	9,912	9,879		9,979	10,133	10,167	10,201	10,171	10,278	10,158	10,130	10,172	10,149	10,267	10,295	10,364	10,397	10,330	10,250	10,357	10,497	10,587	10,653	10,856	10,899	11,095	11,150	11,266	11,471	11,357	11,371	11,411	11,461	11,694	11,862	11,056	10,807	11,080	11,380	11,741	11,752	11,730	11,688	11,942	12,103	12,275	12,087	12,164	12,295	12,342	12,405	12,535	12,500	12,409	12,336	12,448	12,480	12,105	12,032	11,627	11,280	11,449	11,281	11,616	11,366	10,900	10,807	11,344	11,364	11,742	11,486	11,766	11,736	11,656	11,773	11,842	11,686	11,369	11,267	11,957	12,241	12,189	12,211	12,205	12,060	12,020	12,204	12,321	12,427	12,545	12,376	12,586	12,409	12,503	12,615	12,393	12,291	12,299	12,379	12,390	12,493	12,774	12,931	12,967	12,980	13,115	13,284	12,995	13,136	13,179	13,281	13,040
EATON VANCE Index: Bloomberg New Jersey Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg New Jersey Municipal Bond Index
Accumulated Value	1,000,000	1,006,229	1,002,113	989,123	943,695	950,165	956,608	965,696	967,297	972,378	991,169	987,860		997,924	1,013,273	1,016,691	1,020,136	1,017,064	1,027,752	1,015,785	1,013,049	1,017,222	1,014,940	1,026,746	1,029,501	1,036,443	1,039,741	1,033,033	1,025,003	1,035,714	1,049,730	1,058,724	1,065,339	1,085,611	1,089,851	1,109,453	1,115,034	1,126,592	1,147,085	1,135,675	1,137,052	1,141,143	1,146,076	1,169,434	1,186,230	1,105,641	1,080,740	1,107,964	1,138,021	1,174,072	1,175,181	1,173,019	1,168,759	1,194,164	1,210,272	1,227,510	1,208,656	1,216,377	1,229,518	1,234,239	1,240,490	1,253,459	1,249,971	1,240,917	1,233,603	1,244,815	1,247,954	1,210,494	1,203,161	1,162,701	1,128,025	1,144,932	1,128,109	1,161,646	1,136,576	1,089,954	1,080,695	1,134,399	1,136,430	1,174,172	1,148,639	1,176,582	1,173,590	1,165,601	1,177,287	1,184,234	1,168,551	1,136,862	1,126,668	1,195,650	1,224,128	1,218,883	1,221,094	1,220,524	1,206,029	1,202,034	1,220,351	1,232,094	1,242,707	1,254,473	1,237,616	1,258,583	1,240,851	1,250,269	1,261,475	1,239,283	1,229,133	1,229,922	1,237,873	1,239,022	1,249,271	1,277,445	1,293,134	1,296,731	1,298,009	1,311,533	1,328,444	1,299,529	1,313,621	1,317,899	1,328,142	1,304,021
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Pennsylvania Municipal Bond Index
Accumulated Value	10,000	10,012	9,953	9,850	9,472	9,593	9,651	9,716	9,753	9,827	9,987	9,975		10,042	10,124	10,057	10,090	10,059	10,170	10,041	10,001	10,046	10,013	10,130	10,142	10,165	10,201	10,137	10,066	10,177	10,319	10,401	10,464	10,648	10,696	10,849	10,894	10,983	11,175	11,083	11,107	11,127	11,169	11,378	11,538	11,140	10,954	11,308	11,403	11,595	11,554	11,590	11,553	11,716	11,776	11,890	11,691	11,766	11,865	11,906	11,950	12,056	12,008	11,923	11,881	11,981	11,994	11,674	11,633	11,253	10,937	11,062	10,876	11,168	10,932	10,493	10,396	10,880	10,908	11,238	10,993	11,231	11,209	11,101	11,230	11,295	11,104	10,792	10,690	11,353	11,634	11,588	11,615	11,627	11,486	11,450	11,627	11,713	11,801	11,921	11,763	11,959	11,786	11,870	11,967	11,793	11,677	11,689	11,756	11,728	11,818	12,090	12,248	12,279	12,297	12,395	12,551	12,279	12,438	12,476	12,597	12,373
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Pennsylvania Municipal Bond Index
Accumulated Value	10,000	10,012	9,953	9,850	9,472	9,593	9,651	9,716	9,753	9,827	9,987	9,975		10,042	10,124	10,057	10,090	10,059	10,170	10,041	10,001	10,046	10,013	10,130	10,142	10,165	10,201	10,137	10,066	10,177	10,319	10,401	10,464	10,648	10,696	10,849	10,894	10,983	11,175	11,083	11,107	11,127	11,169	11,378	11,538	11,140	10,954	11,308	11,403	11,595	11,554	11,590	11,553	11,716	11,776	11,890	11,691	11,766	11,865	11,906	11,950	12,056	12,008	11,923	11,881	11,981	11,994	11,674	11,633	11,253	10,937	11,062	10,876	11,168	10,932	10,493	10,396	10,880	10,908	11,238	10,993	11,231	11,209	11,101	11,230	11,295	11,104	10,792	10,690	11,353	11,634	11,588	11,615	11,627	11,486	11,450	11,627	11,713	11,801	11,921	11,763	11,959	11,786	11,870	11,967	11,793	11,677	11,689	11,756	11,728	11,818	12,090	12,248	12,279	12,297	12,395	12,551	12,279	12,438	12,476	12,597	12,373
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Pennsylvania Municipal Bond Index
Accumulated Value	$ 1,000,000	$ 1,001,172	$ 995,348	$ 985,004	$ 947,181	$ 959,254	$ 965,113	$ 971,618	$ 975,304	$ 982,652	$ 998,696	$ 997,500		$ 1,004,153	$ 1,012,363	$ 1,005,654	$ 1,009,003	$ 1,005,902	$ 1,016,998	$ 1,004,073	$ 1,000,144	$ 1,004,620	$ 1,001,285	$ 1,013,004	$ 1,014,247	$ 1,016,480	$ 1,020,076	$ 1,013,703	$ 1,006,602	$ 1,017,749	$ 1,031,879	$ 1,040,136	$ 1,046,359	$ 1,064,750	$ 1,069,593	$ 1,084,892	$ 1,089,355	$ 1,098,302	$ 1,117,501	$ 1,108,334	$ 1,110,702	$ 1,112,691	$ 1,116,915	$ 1,137,817	$ 1,153,848	$ 1,114,021	$ 1,095,432	$ 1,130,802	$ 1,140,319	$ 1,159,512	$ 1,155,391	$ 1,158,953	$ 1,155,260	$ 1,171,625	$ 1,177,553	$ 1,188,970	$ 1,169,120	$ 1,176,595	$ 1,186,511	$ 1,190,595	$ 1,195,007	$ 1,205,589	$ 1,200,809	$ 1,192,304	$ 1,188,079	$ 1,198,078	$ 1,199,362	$ 1,167,428	$ 1,163,296	$ 1,125,272	$ 1,093,728	$ 1,106,158	$ 1,087,641	$ 1,116,816	$ 1,093,179	$ 1,049,337	$ 1,039,648	$ 1,087,980	$ 1,090,817	$ 1,123,803	$ 1,099,326	$ 1,123,128	$ 1,120,859	$ 1,110,133	$ 1,122,978	$ 1,129,516	$ 1,110,351	$ 1,079,236	$ 1,068,996	$ 1,135,321	$ 1,163,363	$ 1,158,826	$ 1,161,451	$ 1,162,716	$ 1,148,615	$ 1,144,981	$ 1,162,704	$ 1,171,297	$ 1,180,098	$ 1,192,106	$ 1,176,331	$ 1,195,886	$ 1,178,556	$ 1,187,000	$ 1,196,680	$ 1,179,275	$ 1,167,726	$ 1,168,903	$ 1,175,591	$ 1,172,766	$ 1,181,786	$ 1,208,963	$ 1,224,835	$ 1,227,939	$ 1,229,653	$ 1,239,532	$ 1,255,128	$ 1,227,922	$ 1,243,757	$ 1,247,636	$ 1,259,747	$ 1,237,262